Tax Payable (Tables)	6 Months Ended
Mar. 31, 2026
Tax Payable [Abstract]
Schedule of Tax Payable

The amount of tax payable consisted of the following:

	March 31, 2026 (Unaudited)	September 30, 2025 (Audited)
Income tax payable	$123,049	$598,661
Other tax payables	92,176	206,723
Total	$215,225	$805,384